Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2014
Shanghai Noah Rongyao Investment Consulting Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 24, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Financial Services Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 18, 2008	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	100.00%	[1]
Tianjin Noah Wealth Management Consulting Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 26, 2008
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Kunshan Noah Xingguan Investment Management Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 12, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 01, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Shanghai Rongyao Information Technology Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 02, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Financial Express (Wuhu) Microfinance Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 13, 2013
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Commercial Factoring Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 01, 2014
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Yijie Finance Technology Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 17, 2014
Place of Incorporation	PRC
Percentage of Ownership	90.00%

[1]	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory, wealth management and related financial services.